Summary of Significant Accounting Policies (Tables)	1 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets at fair value

	Investments Assets at Fair Value
	As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	-	$113,375	-	$113,375
Total Investments at Fair Value	-	$113,375	-	$113,375